Equity and Share-Based Compensation	6 Months Ended	12 Months Ended
	Jun. 30, 2015	Dec. 31, 2014
Equity and Share-Based Compensation
Equity and Share-Based Compensation

12. Equity and Share-Based Compensation

Share Activity

        The following table summarizes changes in the number of outstanding shares since December 31, 2014:

	Number of Shares
	Common Stock	Treasury Stock
Share count as of December 31, 2014	7,049,173	(53,467)
Grants of restricted stock	268,677	—
Forfeitures of restricted stock	(60,843)	—
Acquisition of treasury stock	—	(38,572)

Share count as of June 30, 2015	7,257,007	(92,039)

        The Company's 2012 LTIP (discussed below) allows for the recipients of restricted stock to surrender a portion of their shares upon vesting to satisfy Federal Income Tax ("FIT") withholding requirements. The Company then remits to the IRS the cash equivalent of the FIT withholding liability. Shares surrendered to the Company in this fashion have been treated as treasury shares acquired at a cost equivalent to the related tax liability. These shares are available for future issuance by the Company.

Incentive Units

        At June 30, 2015, 1,099 incentive units were issued and outstanding. These incentive units were issued prior to the Company's initial public offering. In connection with the corporate reorganization that occurred immediately prior to the Company's initial public offering, these incentive units held in the Company were contributed to FR Midstates Interholding, LP ("FRMI") in exchange for incentive units in FRMI. Holders of FRMI incentive units will receive, out of proceeds otherwise distributable to FRMI, a percentage interest in the amounts distributed to FRMI in excess of certain multiples of FRMI's aggregate capital contributions and investment expenses ("FRMI Profits"). Although any future payments to the incentive unit holders will be made out of the proceeds otherwise distributable to FRMI and not by the Company, the Company will be required to record a non-cash compensation charge in the period any payment is made related to the FRMI incentive units. To date, no compensation expense related to the incentive units has been recognized by the Company, as any payout under the incentive units is not considered probable, and thus, the amount of FRMI Profits, if any, cannot be determined.

Share-based Compensation

2012 Long Term Incentive Plan

        On April 20, 2012, the Company established the 2012 Long Term Incentive Plan (the "2012 LTIP") and filed a Form S-8 with the SEC, registering 656,343 shares of common stock for future issuance under the terms of the 2012 LTIP. On May 27, 2014, the Company filed a Form S-8 with the SEC, increasing the number of shares available for future issuance under the terms of the 2012 LTIP to 863,843 shares of common stock.

        The 2012 LTIP provides a means for the Company to attract and retain employees, directors and consultants, and a method whereby employees, directors and consultants of the Company who contribute to its success can acquire and maintain stock ownership or awards, the value of which is tied to the performance of the Company, thereby strengthening their concern for the welfare of the Company and their desire to remain employed.

        The 2012 LTIP provides for the granting of Options (incentive and other), Restricted Stock Awards, Restricted Stock Units, Stock Appreciation Rights, Dividend Equivalents, Bonus Stock, Other Stock-Based Awards, Annual Incentive Awards, Performance Awards, or any combination of the foregoing (the "Awards"). Subject to certain limitations as defined in the 2012 LTIP, the terms of each Award are as determined by the Compensation Committee of the Board of Directors. As of June 30, 2015 a total of 863,843 common share Awards are authorized for issuance and shares of stock subject to an Award that expire, or are canceled, forfeited, exchanged, settled in cash or otherwise terminated, will again be available for future Awards under the 2012 LTIP.

Non-vested Stock Awards

        At June 30, 2015, the Company had 377,556 non-vested shares of restricted common stock to directors, management and employees outstanding pursuant to the 2012 LTIP. Shares granted under the LTIP generally vest ratably over a period of three years (one-third on each anniversary of the grant); however, beginning in 2013, shares granted under the 2012 LTIP to directors are subject to one-year cliff vesting.

        The fair value of restricted stock grants is based on the value of the Company's common stock on the date of grant. Compensation expense is recognized ratably over the requisite service period.

        The following table summarizes the Company's non-vested share award activity for the six months ended June 30, 2015:

	Shares	Weighted Average Grant Date Fair Value
Non-vested shares outstanding at December 31, 2014	306,201	$52.76
Granted	268,677	$12.29
Vested	(136,479)	$57.23
Forfeited	(60,843)	$47.06

Non-vested shares outstanding at June 30, 2015	377,556	$22.76

        Unrecognized expense, adjusted for estimated forfeitures, as of June 30, 2015 for all outstanding restricted stock awards was $6.4 million and will be recognized over a weighted average period of 1.8 years.

        At June 30, 2015, 170,271 shares remain available for issuance under the terms of the 2012 LTIP.

11. Equity and Share-Based Compensation

Common Shares

        At December 31, 2014, the Company had 7,049,173 and 6,995,705 shares of its common stock issued and outstanding, respectively.

        On April 25, 2012, the Company completed its initial public offering of common stock pursuant to a registration statement on Form S-1 (File 333-177966), as amended and declared effective by the SEC on April 19, 2012. Pursuant to the registration statement, the Company registered the offer and sale of 2,760,000 shares of $0.01 par value common stock, which included 600,000 shares of stock sold by the selling shareholders and 360,000 shares of common stock sold by the selling stockholders pursuant to an option granted to the underwriters to cover over-allotments.

        After the corporate reorganization and the completion of its initial public offering discussed above, the Company is authorized to issue up to a total of 100,000,000 shares of its common stock with a par value of $0.01 per share, and 50,000,000 shares of its preferred stock with a par value of $0.01 per share. Holders of the Company's common shares are entitled to one vote for each share held of record on all matters submitted to a vote of stockholders and to receive ratably in proportion to the shares of common stock held by them any dividends declared from time to time by the board of directors. The common shares have no preferences or rights of conversion, exchange, pre-exemption or other subscription rights.

        With respect to preferred shares, the Company is authorized, without further stockholder approval, to establish and issue from time to time one or more classes or series of preferred stock with such powers, preferences, rights, qualifications, limitations and restrictions as determined by its board of directors. See discussion of Series A Preferred Shares in Note 10.

Share Activity

        The following table summarizes changes in the number of shares of common stock and treasury stock outstanding shares since January 1, 2012:

	Common Stock	Treasury Stock
Share count as of January 1, 2012	—	—
Issuance of common stock in pre IPO reorganization	4,763,435	—
Proceeds from the sale of common stock to public	1,800,000	—
Issuance of preferred stock as consideration in Eagle Property Acquisition	—	—
Share based compensation grants of restricted stock	102,951	—
Forfeitures of restricted stock	(4,415)	—

Share count as of December 31, 2012	6,661,971	—
Grants of restricted stock	284,024	—
Forfeitures of restricted stock	(53,421)	—
Acquisition of treasury stock	—	(11,870)

Share count as of December 31, 2013	6,892,574	(11,870)
Grants of restricted stock	344,748	—
Forfeitures of restricted stock	(188,149)	—
Acquisition of treasury stock	—	(41,597)

Share count as of December 31, 2014	7,049,173	(53,467)

Incentive Units.

        At December 31, 2014, 1,099 incentive units were issued and outstanding. In connection with the corporate reorganization that occurred immediately prior to our initial public offering, these incentive units held in the Company were contributed to FR Midstates Interholding, LP ("FRMI") in exchange for incentive units in FRMI. Holders of FRMI incentive units will receive, out of proceeds otherwise distributable to FRMI, a percentage interest in the amounts distributed to FRMI in excess of certain multiples of FRMI's aggregate capital contributions and investment expenses ("FRMI Profits"). Although any future payments to the incentive unit holders will be made out of the proceeds otherwise distributable to FRMI and not by the Company, the Company will be required to record a non-cash compensation charge in the period any payment is made related to the FRMI incentive units. To date, no compensation expense related to the incentive units has been recognized by the Company, as any payout under the incentive units is not considered probable, and thus, the amount of FRMI Profits, if any, cannot be determined.

Share-based Compensation

2012 Long Term Incentive Plan.

        On April 20, 2012, the Company established the 2012 Long Term Incentive Plan (the "2012 LTIP") and filed a Form S-8 with the SEC, registering 656,343 shares of common stock for future issuance under the terms of the 2012 LTIP. On May 27, 2014, the Company filed a Form S-8 with the SEC, increasing the number of shares available for future issuance under the terms of the 2012 LTIP to 863,843 shares of common stock.

        The 2012 LTIP provides a means for the Company to attract and retain employees, directors and consultants, and a method whereby employees, directors and consultants of the Company who contribute to its success can acquire and maintain stock ownership or awards, the value of which is tied to the performance of the Company, thereby strengthening their concern for the welfare of the Company and their desire to remain employed.

        The 2012 LTIP provides for the granting of Options (Incentive and other), Restricted Stock Awards, Restricted Stock Units, Stock Appreciation Rights, Dividend Equivalents, Bonus Stock, Other Stock-Based Awards, Annual Incentive Awards, Performance Awards, or any combination of the foregoing (the "Awards"). Subject to certain limitations as defined in the 2012 LTIP, the terms of each Award are as determined by the Compensation Committee of the Board of Directors. As of December 31, 2014, a total of 863,843 common share Awards are authorized for issuance under the 2012 LTIP and shares of stock subject to an Award that expire, or are canceled, forfeited, exchanged, settled in cash or otherwise terminated, will again be available for future Awards under the 2012 LTIP.

Non-vested Stock Awards.

        At December 31, 2014 the Company had 306,201 shares of restricted common stock outstanding pursuant to the 2012 LTIP. Shares granted under the LTIP generally vest ratably over a period of three years (one-third on each anniversary of the grant), however, beginning in 2013, shares granted under the 2012 LTIP to directors are subject to one-year cliff vesting.

        The fair value of restricted stock grants is based on the value of the Company's common stock on the date of grant. Compensation expense is recognized ratably over the requisite three year service period.

        The following table summarizes the Company's non-vested share award activity for the years ended December 31, 2014 and 2013:

	Shares	Weighted Average Grant Date Fair Value
Non-vested shares outstanding at December 31, 2012	98,535	$126.13
Granted	284,024	68.22
Vested	(32,772)	126.18
Forfeited	(53,420)	86.46

Non-vested shares outstanding at December 31, 2013	296,367	$77.81

Granted	344,748	$46.61
Vested	(146,764)	72.08
Forfeited	(188,150)	65.83

Non-vested shares outstanding at December 31, 2014	306,201	$52.76

        Unrecognized expense as of December 31, 2014 for all outstanding restricted stock awards, adjusted for estimated forfeitures, was $10.9 million and will be recognized over a weighted average period of 1.97 years.

        At December 31, 2014, 378,105 shares remain available for issuance under the terms of the 2012 LTIP.

        The share-based compensation costs (net of amounts capitalized to oil and gas properties) recognized as general and administrative expense by the Company for the years ended December 31, 2014, 2013 and 2012 of $8.6 million, $5.7 million and $2.5 million, respectively, all relate to the 2012 LTIP.

        During the quarter ended December 31, 2014, the Company announced that its Houston office would be closing, resulting in accelerated vesting of restricted stock awards in the period for those employees subject to a severance agreement. Of the $8.6 million in share-based compensation for the twelve months ended December 31, 2014, approximately $2.9 million was related to the accelerated vesting for employees impacted by the office closure.

        For the years ended December 31, 2014 and 2013, the Company capitalized $2.2 million and $1.4 million, respectively, of qualifying share-based compensation costs to oil and gas properties.